Financial Assets & Liabilities - Not Measured at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Long-Term Debt
Long-term debt	$ 54,836	$ 49,884
Fair value of long-term debt	$ 52,703	$ 47,389